DOCUMENT AND ENTITY INFORMATION - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document Information [Line Items]
Entity Registrant Name	Scully Royalty Ltd.
Document Annual Report	true
Document Type	20-F
Document Period End Date	Dec. 31, 2024
Entity File Number	001-04192
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Room 2103 Shanghai Mart Tower, 2299 Yan An Road West
Entity Address, Address Line Two	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200336
Title of 12(b) Security	Common Shares of US$0.001 par value each
Trading Symbol	SRL
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	14,822,251
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0000016859
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Auditor Name	AOGB CPA Limited	Smythe LLP
Auditor Firm ID	7020	995
Auditor Location	Hong Kong, Hong Kong	Vancouver, Canada
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Samuel S. Morrow
Entity Address, Address Line One	c/o Room 2103 Shanghai Mart Tower
Entity Address, Address Line Two	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200336
City Area Code	844
Local Phone Number	331-3343
Other Address [Member]
Document Information [Line Items]
Contact Personnel Name	Rod Talaifar
Entity Address, Address Line One	Sangra Moller LLP
Entity Address, Address Line Two	1000 Cathedral Place, 925 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA